Income Taxes - Effective Income Tax Rate Reconcilliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax at statutory rates	$ (82,226)	$ (53,673)	$ (25,816)
State income taxes, net of federal income tax benefits	(8,784)	(651)	(2,334)
Dividends received deductions	0	0	(766)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0	10,454	0
Other permanent differences	2,369	285	(124)
Federal and state income tax on joint venture	(558)	2,912	2,670
Rate differential on foreign income	3,305	11,512	812
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	63,511	4,888	0
Audit settlements	171	99	0
Other	(1,358)	1,231	660
Income tax (benefit) expense	$ (23,570)	$ (22,943)	$ (24,898)
Effective income tax expense rate	10.00%	15.00%	33.80%